CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$120	$162	$-	$-	$282
Environmental Bonds	41	83	83	-	207
Discovery Drilling	266	-	-	-	266
Convertible Notes (Note 7)(1)	21,364	-	-	-	21,364
Sprott Facility (Note 6)(1)	10,578	-	-	-	10,578
Totals	$32,369	$245	$83	$-	$32,697

Notes:

(1) Includes unamortized deferred finance fees.